UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Long Pond Capital, LP
Address: 410 Park Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Famiglietti
Title:     Chief Financial Officer
Phone:     212.351.1954

Signature, Place, and Date of Signing:

 /s/ Anthony Famiglietti     New York, New York/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $161,832 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHFORD HOSPITALITY TR INC     COM SHS          044103109    22451  2663278 SH       SOLE                  2663278
AV HOMES INC                   COM              00234P102     9442   647610 SH       SOLE                   647610
BROOKDALE SR LIVING INC        COM              112463104    10727   604682 SH       SOLE                   604682
CAPITAL SR LIVING CORP         COM              140475104     9649   910289 SH       SOLE                   910289
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    12642   429278 SH       SOLE                   429278
COUSINS PPTYS INC              COM              222795106     8322  1073842 SH       SOLE                  1073842
EMERITUS CORP                  COM              291005106     2525   150000 SH       SOLE                   150000
FOREST CITY ENTERPRISES INC    CL A             345550107     2778   190267 SH       SOLE                   190267
GAYLORD ENTMT CO NEW           COM              367905106     4916   127500 SH       SOLE                   127500
ISHARES TR                     DJ US REAL EST   464287739      186   140000 SH  PUT  SOLE                   140000
LOWES COS INC                  COM              548661107     4658   163800 SH       SOLE                   163800
M/I HOMES INC                  COM              55305B101     6235   360000 SH       SOLE                   360000
MORGANS HOTEL GROUP CO         COM              61748W108     9261  1970489 SH       SOLE                  1970489
MPG OFFICE TR INC              COM              553274101     4008  1993800 SH       SOLE                  1993800
NATIONSTAR MTG HLDGS INC       COM              63861C109     7552   350916 SH       SOLE                   350916
OWENS CORNING NEW              COM              690742101     4852   170000 SH       SOLE                   170000
PENNEY J C INC                 COM              708160106     4662   200000 SH       SOLE                   200000
STARWOOD PPTY TR INC           COM              85571B105    24288  1139731 SH       SOLE                  1139731
WEYERHAEUSER CO                COM              962166104    12678   567000 SH       SOLE                   567000